Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 14,615,198	$ 12,501,800	$ 12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge-Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Ending Balance	11,318,371	14,615,198	12,501,800
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,928,625	1,702,864
Provision For Loan Losses	183,236	789,365
Charge-Offs	(647,161)	(563,604)
Recoveries	56,859	0
Ending Balance	1,521,559	1,928,625
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,498,111	1,122,055
Provision For Loan Losses	(227,872)	1,570,350
Charge-Offs	(286,612)	(1,250,573)
Recoveries	17,644	56,279
Ending Balance	1,001,271	1,498,111
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	644,855	924,149
Provision For Loan Losses	175,141	114,169
Charge-Offs	(209,898)	(408,138)
Recoveries	8,821	14,675
Ending Balance	618,919	644,855
Commercial Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	10,543,607	8,752,732
Provision For Loan Losses	1,844,495	6,176,116
Charge-Offs	(6,278,722)	(4,421,519)
Recoveries	2,067,242	36,278
Ending Balance	$ 8,176,622	$ 10,543,607